Debt (Tables)	6 Months Ended
Jun. 30, 2011
Debt or Long-term Debt [Abstract]
Long-term debt

	June 30,	December 31,
	2011	2010
	(Unaudited)

U.S. revolving credit facility, which matures December 10, 2015, with available commitments up to $500 million and with an average interest rate of 2.8% for the six month period ended June 30, 2011	$—	$345,600
U.S. term loan, which matures December 10, 2015, of $200 million; 1.25% of aggregate principal repayable per quarter in 2011, 2.5% per quarter thereafter; average interest rate of 2.6% for the six month period ended June 30, 2011	195,000	200,000
Canadian revolving credit facility, which matures December 10, 2015, with available commitments up to $250 million and with an average interest rate of 3.9% for the six month period ended June 30, 2011	—	62,538
Canadian term loan, which matures December 10, 2015, of $100 million; 1.25% of aggregate principal repayable per quarter in 2011, 2.5% per quarter thereafter; average interest rate of 3.7% for the six month period ended June 30, 2011	101,524	100,955
Australian revolving credit facility, which matures October 15, 2013, of A$75 million	—	25,305
6 1/2% senior unsecured notes — due June 2019	600,000	—
2 3/8% contingent convertible senior subordinated notes, net — due 2025	166,931	163,108
Subordinated unsecured notes payable to sellers of businesses, fixed interest rate of 6%, which mature in 2012	4,000	4,000
Capital lease obligations and other debt	9,851	11,401

Total debt	1,077,306	912,907
Less: Current maturities	192,556	181,175

Total long-term debt and capitalized leases	$884,750	$731,732

Carrying amount of notes in condensed consolidated balance sheets

	June 30, 2011	December 31, 2010

Carrying amount of the equity component in additional paid-in capital	$28,449	$28,449
Principal amount of the liability component	$175,000	$175,000
Less: Unamortized discount	8,069	11,892

Net carrying amount of the liability component	$166,931	$163,108

Interest expense excluding amortization of debt issue costs

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2011	2010	2011	2010

Interest expense	$2,968	$2,835	$5,901	$5,638

June 30, 2011
Remaining period over which discount will be amortized	1.0 years
Conversion price	$31.75
Number of shares to be delivered upon conversion(1)	3,321,836
Conversion value in excess of principal amount (in thousands)(1)	$265,448
Derivative transactions entered into in connection with the convertible notes	None

Carrying and fair value of notes

The fair values of our 2 3/8% and 6 1/2% Notes are estimated based on quoted prices in active markets (Level 1 fair value measurements). The carrying and fair values of these notes were as follows (in thousands):

		June 30, 2011		December 31, 2010
	Interest	Carrying	Fair	Carrying	Fair
	Rate	Value	Value	Value	Value

6 1/2% Notes
Principal amount due 2019	6 1/2%	$600,000	$606,750	$—	$—
2 3/8% Notes
Principal amount due 2025	2 3/8%	$175,000	$440,767	$175,000	$354,057
Less: unamortized discount		8,069	—	11,892	—

Net value		$166,931	$440,767	$163,108	$354,057